RELATED PARTIES - Related-Party Leases (Details) - Related Party - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Operating lease right-of-use assets	$ 1,927	$ 2,188
Operating lease liabilities	1,037	1,070
Operating lease liabilities, net of current portion	$ 996	$ 1,228